Shareholder Fees - VIPRealEstatePortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPRealEstatePortfolio-InvestorPRO | VIP Real Estate Portfolio
Shareholder Fees:
(fees paid directly from your investment)